INSURANCE CONTRACTS (Tables)	6 Months Ended
Jun. 30, 2020
Insurance contracts [Abstract]
Schedule of liabilities under insurance contracts
The following table presents movement in unearned premiums reserve:

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Unearned premiums reserve, beginning of the period	$1,625	$—
Acquisitions through business combinations	—	1,603
Premiums written during the period	249	26
Premiums earned during the period	(252)	(28)
Foreign currency translation	(69)	24
Unearned premiums reserve, end of the period	$1,553	$1,625
The following table presents movement in loss reserves and the impact on losses on claims:

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Loss reserves, beginning of the period	$105	$—
Acquisitions through business combinations	—	104
Claims paid during the period	(32)	(5)
Losses on claims related to the current period	53	5
Foreign currency translation	(5)	1
Loss reserves, end	$121	$105
Loss reserves comprise the following:

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Case reserves	$81	$69
Incurred but not reported reserves	36	30
Discounting	(1)	(1)
Provisions for adverse deviation	5	7
Total loss reserves	$121	$105